Employee compensation and benefits - Net asset/(liability) under defined benefit pension plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	£ (66)
Net defined benefit liability (asset)	(98)	£ (66)
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	459
Net defined benefit liability (asset)	910	459
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(525)
Net defined benefit liability (asset)	(1,008)	(525)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(20)
Net defined benefit liability (asset)	(57)	(20)
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	459
Net defined benefit liability (asset)	910	459
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(479)
Net defined benefit liability (asset)	(967)	(479)
Pension Plan | Principal plan | Fair value of plan assets | HSBC Switzerland Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	0
Service cost	0	0
– current service cost	0	0
– past service losses	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	5	0
Remeasurement effects recognised in other comprehensive income	36	0
– return on plan assets (excluding interest income)	36	0
– actuarial (losses)/gains financial assumptions	0	0
– actuarial losses demographic assumptions	0	0
– actuarial losses experience assumptions	0	0
– other changes	0	0
Exchange differences	(11)	0
Benefits paid	(41)	0
Other movements	486	0
Net defined benefit liability (asset)	475	0
Pension Plan | Principal plan | Fair value of plan assets | HSBC Germany Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	337	405
Service cost	0	0
– current service cost	0	0
– past service losses	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	7	11
Remeasurement effects recognised in other comprehensive income	(1)	6
– return on plan assets (excluding interest income)	(1)	6
– actuarial (losses)/gains financial assumptions	0	0
– actuarial losses demographic assumptions	0	0
– actuarial losses experience assumptions	0	0
– other changes	0	0
Exchange differences	(16)	(8)
Benefits paid	0	0
Other movements	0	(77)
Net defined benefit liability (asset)	327	337
Pension Plan | Principal plan | Present value of defined benefit obligations | HSBC Switzerland Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	0
Service cost	(14)	0
– current service cost	(14)	0
– past service losses	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	(6)	0
Remeasurement effects recognised in other comprehensive income	(43)	0
– return on plan assets (excluding interest income)	0	0
– actuarial (losses)/gains financial assumptions	(27)	0
– actuarial losses demographic assumptions	0	0
– actuarial losses experience assumptions	(16)	0
– other changes	0	0
Exchange differences	12	0
Benefits paid	41	0
Other movements	(520)	0
Net defined benefit liability (asset)	(530)	0
Pension Plan | Principal plan | Present value of defined benefit obligations | HSBC Germany Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(304)	(357)
Service cost	(5)	(7)
– current service cost	(5)	(8)
– past service losses	0	1
Net interest income/(cost) on the net defined benefit asset/(liability)	(9)	(9)
Remeasurement effects recognised in other comprehensive income	7	(29)
– return on plan assets (excluding interest income)	0	0
– actuarial (losses)/gains financial assumptions	7	(29)
– actuarial losses demographic assumptions	0	0
– actuarial losses experience assumptions	0	0
– other changes	0	0
Exchange differences	14	7
Benefits paid	12	12
Other movements	5	79
Net defined benefit liability (asset)	(280)	(304)
Pension Plan | Principal plan | Net defined benefit asset/(liability) | HSBC Switzerland Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	0
Service cost	(14)	0
– current service cost	(14)	0
– past service losses	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	(1)	0
Remeasurement effects recognised in other comprehensive income	(7)	0
– return on plan assets (excluding interest income)	36	0
– actuarial (losses)/gains financial assumptions	(27)	0
– actuarial losses demographic assumptions	0	0
– actuarial losses experience assumptions	(16)	0
– other changes	0	0
Exchange differences	1	0
Benefits paid	0	0
Other movements	(34)	0
Net defined benefit liability (asset)	(55)	0
Pension Plan | Principal plan | Net defined benefit asset/(liability) | HSBC Germany Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	33	48
Service cost	(5)	(7)
– current service cost	(5)	(8)
– past service losses	0	1
Net interest income/(cost) on the net defined benefit asset/(liability)	(2)	2
Remeasurement effects recognised in other comprehensive income	6	(23)
– return on plan assets (excluding interest income)	(1)	6
– actuarial (losses)/gains financial assumptions	7	(29)
– actuarial losses demographic assumptions	0	0
– actuarial losses experience assumptions	0	0
– other changes	0	0
Exchange differences	(2)	(1)
Benefits paid	12	12
Other movements	5	2
Net defined benefit liability (asset)	47	33
Pension Plan | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	122	129
Service cost	(1)	0
– current service cost	0	0
– past service losses	(1)	0
Net interest income/(cost) on the net defined benefit asset/(liability)	5	6
Remeasurement effects recognised in other comprehensive income	(15)	(6)
– return on plan assets (excluding interest income)	(15)	(6)
– actuarial (losses)/gains financial assumptions	0	0
– actuarial losses demographic assumptions	0	0
– actuarial losses experience assumptions	0	0
– other changes	0	0
Exchange differences	(1)	0
Benefits paid	(6)	(7)
Other movements	4	0
Net defined benefit liability (asset)	108	122
Pension Plan | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(175)	(174)
Service cost	(7)	(5)
– current service cost	(7)	(6)
– past service losses	0	1
Net interest income/(cost) on the net defined benefit asset/(liability)	(6)	(9)
Remeasurement effects recognised in other comprehensive income	8	1
– return on plan assets (excluding interest income)	0	0
– actuarial (losses)/gains financial assumptions	11	(8)
– actuarial losses demographic assumptions	(2)	2
– actuarial losses experience assumptions	(1)	7
– other changes	0	0
Exchange differences	3	1
Benefits paid	12	15
Other movements	8	(4)
Net defined benefit liability (asset)	(157)	(175)
Pension Plan | Other plans | Net defined benefit asset/(liability)
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(53)	(45)
Service cost	(8)	(5)
– current service cost	(7)	(6)
– past service losses	(1)	1
Net interest income/(cost) on the net defined benefit asset/(liability)	(1)	(3)
Remeasurement effects recognised in other comprehensive income	(7)	(5)
– return on plan assets (excluding interest income)	(15)	(6)
– actuarial (losses)/gains financial assumptions	11	(8)
– actuarial losses demographic assumptions	(2)	2
– actuarial losses experience assumptions	(1)	7
– other changes	0	0
Exchange differences	2	1
Benefits paid	6	8
Other movements	12	(4)
Net defined benefit liability (asset)	£ (49)	£ (53)